UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21336
                                                     ---------

                       FIRST TRUST VALUE LINE(R) 100 FUND
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

                              1001 Warrenville Road
                                 LISLE, IL 60532
                -------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              CT Corporation System
                               101 Federal Street,
                                BOSTON, MA 02110
                -------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-241-4141
                                                           -------------

                   Date of fiscal year end: DECEMBER 31, 2003
                                           ------------------

                   Date of reporting period: DECEMBER 31, 2003
                                            ------------------

         Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.              REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
                      FIRST TRUST VALUE LINE(R) 100 FUND
                                ANNUAL REPORT
            FOR THE PERIOD FROM JUNE 12, 2003 TO DECEMBER 31, 2003
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST VALUE LINE(R) 100 FUND
                              DECEMBER 31, 2003

 Shareholder Letter .......................................................   1

 Portfolio of Investments .................................................   4

 Statement of Assets and Liabilities ......................................   8

 Statement of Operations ..................................................   9

 Statement of Changes in Net Assets .......................................  10

 Financial Highlights .....................................................  11

 Notes to Financial Statements ............................................  12

 Report of Independent Auditors ...........................................  16

 Dividend Reinvestment Plan ...............................................  17

 Management ...............................................................  18






                           HOW TO READ THIS REPORT

This report contains information that can help you evaluate your investment. It includes details about the First Trust Value Line(R) 100 Fund (the "Fund") and presents data and analysis that provide insight into the Fund's performance and investment approach.

By reading the letter from the Fund's President, James A. Bowen, together with the commentary by Robert F. Carey, who is the Chief Investment Officer of the Fund's investment advisor, you will obtain an understanding of how the market environment affected its performance. The statistical information that follows can help you understand how the Fund's performance and characteristics compare to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by Mr. Bowen, Mr. Carey and First Trust Advisors personnel are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. Of course, the risks of investing in the fund are spelled out in the prospectus.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST VALUE LINE(R) 100 FUND
                                ANNUAL REPORT
                              DECEMBER 31, 2003

Dear Shareholders:

The First Trust Value Line(R) 100 Fund (the "Fund") began trading on the American Stock Exchange on June 12, 2003. The Fund, which trades under the ticker symbol FVL, had an initial offering price to the public of $15.00 per share on June 12 and closed at the end of December at $16.49 per share, a gain of 9.9%. The net asset value (NAV) of the Fund appreciated from $14.33 on June 12th, to $16.61 at the end of December, a gain of 15.9%. The S&P 500 Index gained 12.4% over the same period. As of December 31, 2003, the Fund's share price traded at a 0.7% discount to its NAV. As of February 10, 2004, the share price of the Fund was $17.25 and shares were trading at a 0.4% premium to its NAV. The Fund did not declare any dividends or capital gain distributions in 2003 and is not leveraged.

The state of the U.S. economy improved a great deal as 2003 unfolded. We believe that investors began to embrace the notion that the economic cycle was transitioning from a recovery phase to an expansionary phase in early spring. The combination of low interest rates/low inflation, a pickup in business spending and tax reform helped to fuel economic growth. Overall, the U.S. economy, as measured by Gross Domestic Product, grew by 3.1% in 2003.

The three-year bear market in stocks thankfully ran its course in March. At first glance, 2003 looked a bit like the late 1990's when investors speculated heavily on the dot-coms. Internet companies were among the top performers in 2003, only this time the attraction was earnings instead of hype. The degree to which corporate profits grew, in our opinion, was one of the most pleasant surprises in 2003. According to the Bureau of Economic Analysis, total corporate profits (pre-tax) in the third quarter set a record at $1.12 trillion, up 25% from the third quarter of 2002.

The companies in the S&P 500 Index produced net income of $474 billion in 2003, up from $179 billion in 2002, and higher than the $445 billion posted in 2000, according to Thomson Financial. Profits jumped 17% in 2003, up from a 0.1% gain in 2002. Profits in 2003 fell just shy of 1999's 18% gain. Year-to-date through December 12, no less than 241 companies in the S&P 500 Index raised their dividend distributions, while a record 21 companies initiated dividends for the first time -- reversing a 20-year trend of fewer companies paying dividends, according to BUSINESSWEEK.

According to SmartMoney.com, from 1927 through 2002 - encompassing 19 presidential election cycles - the S&P 500's average annual total return was 12%. The average return in the fourth year of a president's term has been 14%.

I encourage shareholders to read the interview with Bob Carey, Chief Investment Officer at First Trust Advisors. Bob's commentary offers greater insight into the Fund's investment strategy.

Sincerely,

/S/ James A. Bowen
James A. Bowen
President of the First Trust Value Line(R) 100 Fund
February 12, 2004

[GRAPHIC OMITTED] ROBERT F. CAREY PIC

ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT, CHIEF INVESTMENT OFFICER
FIRST TRUST ADVISORS

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has over 17 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst (CFA) designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the Association for Investment Management and Research. He has been a guest on CNBC and has been interviewed by publications such as THE WALL STREET JOURNAL.

--------------------------------------------------------------------------------
            A COMMENTARY ON THE FIRST TRUST VALUE LINE(R) 100 FUND
--------------------------------------------------------------------------------

A REVIEW OF THE FUND'S INVESTMENT STRATEGY

The Fund adheres to a disciplined strategy of investing in the 100 common stocks ranked #1 in the Value Line(R) TimelinessTM Ranking System. The Value Line(R) TimelinessTM Ranking System was introduced in 1965. Each week, Value Line(R) applies its TimelinessTM Ranking System to screen a wide array of data using a series of proprietary calculations to rank each of the approximately 1,700 stocks in the Value Line(R) universe for EXPECTED PRICE PERFORMANCE OVER THE NEXT 6 TO 12 MONTHS. Only 100 stocks are given Value Line's #1 ranking for TimelinessTM at any given time.

Each week the Fund makes portfolio adjustments to match changes initiated by Value Line(R) to the 100 stocks ranked #1 for TimelinessTM. When a new stock attains a #1 ranking it is added to the Fund's portfolio and stocks no longer ranked #1 are removed from the Fund's portfolio. From the commencement of operations of the Fund on June 12 through December 31, 4.4 stocks on average were changed in a given week. The Fund rebalances its holdings on a quarterly basis so that each stock was equally weighted on the rebalancing date.

PERFORMANCE OF THE FUND SINCE INCEPTION

As is often the case with new closed-end fund offerings, the ride for investors was a little bumpy in the first six months with respect to the Fund's share price trading by as much as a 10% discount to its net asset value (NAV). The slow start is not surprising considering that the last time investors saw a diversified equity closed-end fund offering was 1994. Furthermore, the three-year bear market in stocks had ended just three months prior to the launch of the Fund.

Shown on the chart below are the market value and net asset value total returns of the Fund for the period from its inception on June 12, 2003 through the end of 2003, along with comparative returns for the S&P 500 Index and the S&P 400 Index over this same period. The returns depicted assume reinvestment of dividends and capital gain distributions.

                             [GRAPHIC OMMITTED]
         EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          COMPARATIVE TOTAL RETURNS
                         June 12 to December 31, 2003


                     FVL     FVL
                    MARKET   NAV    S&P 500   S&P 400
                     9.9%   15.9%    12.4%     18.7%



THE COMPOSITION OF THE FUND

The Fund had a mid-capitalization orientation to its portfolio holdings during the approximately six months this Fund was open during 2003. Shortly after the initial offering in June, the Fund was fully invested and the average market capitalization of the issuers of stocks in the portfolio was approximately $6.3 billion. The breakdown of the 100 stocks that initially comprised the portfolio was as follows: Large-Cap stocks (20), Mid-Cap stocks
(46) and Small-Cap stocks (34). The average market capitalization of the portfolio as of the end of December was approximately $9.4 billion.

The breakdown of the 100 stocks as of December 31, 2003 was as follows:
Large-Cap stocks (20), Mid-Cap stocks (53) and Small-Cap stocks (27). During this period the Fund's NAV more closely tracked the performance of the S&P 400 Index, which tracks mid-cap stocks, than the S&P 500 Index. For comparative purposes, as of December 31, the average equal-weighted market cap of the companies in the S&P 500 Index was $20.6 billion. A similar average market cap of the companies in the S&P 400 Index, which tracks mid-cap stocks, was $2.4 billion. The average market cap of the companies in the Russell 2000 Index, which tracks small-cap stocks, was $587 million. Even though the composition of this Fund was slanted toward mid-cap stocks during 2003, because of the continual adjustments in the make up of these 100 #1 ranked stocks by Value Line(R), this composition could change going forward.

A RECAP OF THE EQUITIES MARKETS IN 2003

Two areas that contributed significantly to the strong performance in the equities markets in 2003 are the rebound in the Internet and technology stocks and the continued leadership role of small-cap and mid-cap stocks. The Dow Jones Composite Internet Index posted a gain of 81.8% in 2003. The impressive showing, however, followed three dismal years (2000-2002) in which the index had plummeted by 72%. According to Value Line(R), the interest in these types of stocks, many of which still do not have earnings and were very beaten down in price, came primarily from speculators encouraged by the improving U.S. economy.

The rebound in the technology sector, in our opinion, was most likely a result of an anticipation of a pickup in business spending. Technology products often become obsolete in a relatively short time span, which explains why businesses might be looking to upgrade the equipment purchased back in the Y2K era. Also, thanks to the Jobs & Growth Tax Relief Reconciliation Act of 2003 businesses are able to take advantage of an accelerated depreciation provision on equipment purchased by the end of 2004. Small-cap and mid-cap stocks outperformed large-cap stocks again in 2003. Large-cap stocks have not challenged for the leadership role in the market since before the bear market began in early 2000. For the 5-year period ended 2003, small-, mid- and large-cap stocks posted the following cumulative returns: S&P 600 Index (+58.2%), S&P 400 Index (+55.3%) and S&P 500 Index (-2.9%).

IN CLOSING

The First Trust Value Line(R) 100 Fund seeks to invest in stocks with good earnings growth and favorable price momentum. During the period covered by this report, the Fund was diversified via market capitalization and, because of the weekly revisions to the portfolio to match changes in the Value Line(R) TimelinessTM Ranking System; the average market capitalization of this portfolio going forward could vary over time.

FIRST TRUST VALUE LINE(R) 100 FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                                                     MARKET
   SHARES                                                             VALUE
-------------                                                     ------------

 COMMON STOCKS - 99.8% (ALL U.S. ENTERPRISES)

              RETAIL - 16.1%
    159,387   Autonation, Inc.* .............................  $    2,927,939
     88,337   Barnes & Noble, Inc.* .........................       2,901,870
     55,903   Best Buy Company, Inc. ........................       2,920,373
     60,869   CEC Entertainment, Inc.* ......................       2,884,582
    154,038   Claire's Stores, Inc. .........................       2,902,076
     82,892   CVS Corp. .....................................       2,994,059
    125,708   Foot Locker, Inc ..............................       2,947,853
     95,077   Fred's, Inc. ..................................       2,945,486
     40,511   Harman International Industries, Inc. .........       2,997,004
     82,490   Home Depot, Inc. ..............................       2,927,570
     64,827   Michael's Stores, Inc.* .......................       2,865,353
     85,163   Nordstrom, Inc. ...............................       2,921,091
    167,126   Nu Skin Enterprises, Inc. - Class A ...........       2,856,183
    125,164   PETsMART, Inc. ................................       2,978,903
    125,763   The Gap, Inc. .................................       2,918,959
    107,005   Yankee Candle Company* ........................       2,924,447
                                                               ---------------
                                                                   46,813,748
                                                               ---------------
              HOME BUILDERS - 8.7%
     28,402   Beazer Homes USA, Inc. ........................       2,773,739
     26,237   Centex Corp. ..................................       2,824,413
     64,696   D.R. Horton, Inc. .............................       2,798,749
     32,298   Hovnanian Enterprises, Inc. - Class A* ........       2,811,864
     29,000   Lennar Corp. - Class A ........................       2,784,000
     43,947   M.D.C. Holdings, Inc. .........................       2,834,581
     30,244   Pulte Homes, Inc. .............................       2,831,443
     31,478   Ryland Group, Inc. ............................       2,790,210
     58,321   Standard-Pacific Corp. ........................       2,831,485
                                                               ---------------
                                                                   25,280,484
                                                               ---------------

              CONSUMER DURABLES & APPAREL - 7.0%
     79,936   Chico's FAS, Inc.* ............................       2,953,635
     77,080   Coach, Inc.* ..................................       2,909,770
    243,191   Guess ?,  Inc.* ...............................       2,935,315
    100,531   HOT Topic, Inc.* ..............................       2,961,643
    117,313   K-Swiss, Inc. - Class A .......................       2,822,551
    138,339   Pacific Sunwear of California, Inc.* ..........       2,921,720
     77,577   Urban Outfitters, Inc.* .......................       2,874,228
                                                               ---------------
                                                                   20,378,862
                                                               ---------------

              INDUSTRIAL - 6.1%
    103,593   Agilent Technologies, Inc.* ...................       3,029,059
    394,883   NEC Corp. - Sponsored ADR .....................       2,965,176
     81,448   Rockwell Automation, Inc. .....................       2,899,549
    116,082   Tetra Tech, Inc.* .............................       2,885,799
     89,871   Universal Forest Products, Inc. ...............       2,892,049
     88,189   Waters Corp.* .................................       2,924,347
                                                               ---------------
                                                                   17,595,979
                                                               ---------------

Page 4                 See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                                                     MARKET
   SHARES                                                             VALUE
-------------                                                     ------------

 COMMON STOCKS - (CONTINUED)

              COMMERCIAL SERVICES - 6.0%
     69,111   CoStar Group, Inc.* ...........................  $    2,880,547
    411,257   Exult, Inc.* ..................................       2,928,150
     61,648   ITT Educational Services, Inc.* ...............       2,895,607
    151,330   Navigant Consulting, Inc.* ....................       2,854,084
     27,809   Strayer Education, Inc. .......................       3,026,453
     42,165   University of Phoenix Online ..................       2,906,433
                                                               ---------------
                                                                   17,491,274
                                                               ---------------
              BIOTECHNOLOGY - 6.0%
    116,209   Affymetrix, Inc.* .............................       2,859,904
     64,973   Celgene Corp.* ................................       2,925,084
     73,439   Digene Corp.* .................................       2,944,904
     30,521   Genentech, Inc.* ..............................       2,855,850
     41,280   Invitrogen Corp.* .............................       2,889,600
     44,910   Martek Bioscience Corp.* ......................       2,917,803
                                                               ---------------
                                                                   17,393,145
                                                               ---------------
              INTERNET - 5.9%
    254,875   1-800-FLOWERS.COM, Inc.* ......................       2,818,917
     54,185   Amazon.com, Inc.* .............................       2,852,298
    276,149   Earthlink, Inc.* ..............................       2,761,490
    113,483   eResearch Technology, Inc.* ...................       2,884,738
     84,171   Symantec Corp.* ...............................       2,916,525
    146,915   WebEx Communications, Inc.* ...................       2,952,992
                                                               ---------------
                                                                   17,186,960
                                                               ---------------
              DIVERSIFIED FINANCIAL SERVICES - 5.1%
    206,355   Ameritrade Holding Corp.* .....................       2,903,415
    230,381   E*Trade Financial Corp.* ......................       2,914,320
    205,785   Knight Trading Group, Inc* ....................       3,012,692
     38,219   Legg Mason, Inc. ..............................       2,949,742
    117,675   MBNA Corp. ....................................       2,924,224
                                                               ---------------
                                                                   14,704,393
                                                               ---------------
              TECHNOLOGY HARDWARE & EQUIPMENT - 5.0%
     65,281   Cognizant Technology Solutions Corp.* .........       2,979,425
     91,194   Global Imaging Systems, Inc.* .................       2,895,409
     47,174   Sandisk Corp.* ................................       2,884,218
    128,067   Transactions Systems Architects, Inc.* ........       2,898,156
     78,760   VERITAS Software Corp.* .......................       2,926,722
                                                               ---------------
                                                                   14,583,930
                                                               ---------------
              HEALTHCARE PRODUCTS - 5.0%
     63,559   Advanced Neuromodulation Systems, Inc.* .......       2,922,443
     60,868   INAMED Corp.* .................................       2,925,316
     45,290   Patterson Dental Company* .....................       2,905,806
     75,098   Techne Corp.* .................................       2,837,203
     41,673   Zimmer Holdings, Inc.* ........................       2,933,779
                                                               ---------------
                                                                   14,524,547
                                                               ---------------
                      See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                                                     MARKET
   SHARES                                                             VALUE
-------------                                                     ------------

 COMMON STOCKS - (CONTINUED)

              TELECOMMUNICATIONS - 4.1%
    233,356   Avaya, Inc.* ..................................  $    3,019,627
    121,126   Cisco Systems, Inc.* ..........................       2,942,150
    105,431   Foundry Networks, Inc.* .......................       2,884,592
    106,847   Nextel Communications, Inc. - Class A* ........       2,998,127
                                                               ---------------
                                                                   11,844,496
                                                               ---------------
              HEALTH CARE EQUIPMENT & SERVICES - 4.0%
     75,294   DaVita, Inc.* .................................       2,936,466
    127,313   Humana, Inc.* .................................       2,909,102
     99,190   Odyssey Healthcare, Inc.* .....................       2,902,300
     43,354   Pacificare Health Systems, Inc.* ..............       2,930,730
                                                               ---------------
                                                                   11,678,598
                                                               ---------------
              SOFTWARE & SERVICES - 4.0%
     61,477   Electronic Arts, Inc.* ........................       2,937,371
    107,323   IDX Systems Corp.* ............................       2,878,403
    271,993   Novell, Inc.* .................................       2,861,367
     93,995   Total System Services, Inc. ...................       2,926,064
                                                               ---------------
                                                                   11,603,205
                                                               ---------------
              SEMICONDUCTORS - 3.0%
    135,487   Cypress Semiconductor Corp.* ..................       2,894,002
    107,683   Emulex Corp.* .................................       2,872,983
     56,044   QLogic Corp.* .................................       2,891,870
                                                               ---------------
                                                                    8,658,855
                                                               ---------------
              PHARMACEUTICALS - 2.9%
     90,466   Accredo Health, Inc.* .........................       2,859,630
     45,332   AmerisourceBergen Corp. .......................       2,545,392
     63,322   GlaxoSmithKline PLC, Sponsored ADR ............       2,952,072
                                                               ---------------
                                                                    8,357,094
                                                               ---------------
              AEROSPACE/DEFENSE EQUIPMENT - 1.9%
    180,809   AAR Corp.* ....................................       2,703,095
     52,208   Engineered Support Systems, Inc. ..............       2,874,572
                                                               ---------------
                                                                    5,577,667
                                                               ---------------
              FOOD, BEVERAGE & TOBACCO - 1.0%
    224,653   Tyson Foods, Inc. - Class A ...................       2,974,406
                                                               ---------------

              HOUSEHOLD PRODUCTS - 1.0%
     40,912   Fortune Brands, Inc. ..........................       2,924,799
                                                               ---------------

              SAVINGS & LOAN - 1.0%
     76,530   New York Community Bancorp, Inc. ..............       2,911,966
                                                               ---------------

              COMMUNICATIONS - 1.0%
     73,327   Univision Communications, Inc. - Class A* .....       2,910,349
                                                               ---------------

              ADVERTISING - 1.0%
     57,547   Getty Images, Inc.* ...........................       2,884,831
                                                               ---------------

Page  6                See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2003

                                                                     MARKET
   SHARES                                                             VALUE
-------------                                                     ------------

 COMMON STOCKS - (CONTINUED)

              MINING - 1.0%
     59,175   Newmont Mining Corp. ..........................  $    2,876,497
                                                               ---------------

              ENTERTAINMENT - 1.0%
     80,492   International Game Technology .................       2,873,564
                                                               ---------------

              OIL & GAS - 1.0%
     58,647   Patina Oil & Gas Corp. ........................       2,873,117
                                                               ---------------

              CONSUMER GOODS - 1.0%
     50,724   Thor Industries, Inc. .........................       2,851,703
                                                               ---------------

              TOTAL COMMON STOCKS ...........................     289,754,469
                                                               ---------------
              (Cost $254,039,756)

              TOTAL INVESTMENTS - 99.8% .....................     289,754,469
              (Cost $254,039,756)**

              NET OTHER ASSETS & LIABILITIES - 0.2% .........         709,226
                                                               ---------------
              NET ASSETS - 100.0% ...........................  $  290,463,695
                                                               ===============

------------------------------------------------------------------------------
         *    Non-income producing security.
        **    Aggregate cost for federal tax purposes.
       ADR    American Depository Receipt

                      See Notes to Financial Statements.                  Page 7

STATEMENT OF ASSETS AND LIABILITIES
FIRST TRUST VALUE LINE(R) 100 FUND
DECEMBER 31, 2003

ASSETS:
Investments, at value
   (See Portfolio of Investments) (a): ...........................................  $289,754,469
                                                                                    ------------
Cash .............................................................................       529,864
Receivable for investment securities sold ........................................    38,428,807
Interest receivable ..............................................................           175
Dividends receivable .............................................................        47,553
Prepaid expenses . ...............................................................        21,271
                                                                                    ------------
     Total Assets ................................................................   328,782,139
                                                                                    ------------

LIABILITIES:
Payable for investment securities purchased ......................................    37,936,773
Investment advisory fee payable ..................................................       157,841
Payable to administrator .........................................................        22,824
Trustees' fees payable ...........................................................         3,669
Accrued audit fees ...............................................................        30,000
Accrued transfer agent fees ......................................................         9,596
Custodian fee payable ............................................................         8,704
Printing fees payable ............................................................         8,027
Accrued expenses and other payables ..............................................       141,010
                                                                                    ------------
     Total Liabilities ...........................................................    38,318,444
                                                                                    ------------
NET ASSETS .......................................................................  $290,463,695
                                                                                    ============
(a) Investments, at cost .........................................................  $254,039,756
                                                                                    ============

NET ASSETS CONSIST OF:
Paid-in capital ..................................................................  $250,024,791
Undistributed net investment income ..............................................             0
Accumulated net realized gain on investments sold ................................     4,724,191
Net unrealized appreciation of investments during the period .....................    35,714,713
                                                                                    ------------
     Total Net Assets ............................................................  $290,463,695
                                                                                    ============
NET ASSET VALUE, per Common Share (par value $0.01 per Common Share) .............  $      16.61
                                                                                    ============
Number of Common Shares outstanding ..............................................    17,490,000
                                                                                    ============

Page 8                  See Notes to Financial Statements.

STATEMENT OF OPERATIONS
FIRST TRUST VALUE LINE(R) 100 FUND
FOR THE PERIOD ENDED DECEMBER 31, 2003*

INVESTMENT INCOME:
Dividends ..............................................................  $   377,688
Interest ...............................................................       20,339
                                                                          ------------
     Total investment income ...........................................      398,027
                                                                          ------------
EXPENSES:
Investment advisory fee ................................................      941,326
Value Line(R)licensing fee .............................................      147,247
Administration fee .....................................................      137,554
Trustees' fees and expenses ............................................       34,445
Legal fees . ...........................................................       75,000
Audit fees . ...........................................................       30,000
Custodian fees .........................................................       28,810
Transfer Agent fees ....................................................       37,179
Printing fees ..........................................................       15,000
Other ..................................................................       36,524
                                                                          ------------
     Total expenses ....................................................    1,483,085
                                                                          ------------
NET INVESTMENT LOSS ....................................................   (1,085,058)
                                                                          ------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain from investments sold during the period ..............    5,809,249
Change in unrealized appreciation of investments during the period .....   35,714,713
                                                                          ------------
Net realized and unrealized gain on investments ........................   41,523,962
                                                                          ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................  $40,438,904
                                                                          ============

----------------------
* The Fund commenced operations on June 12, 2003.

                      See Notes to Financial Statements.                  Page 9

STATEMENT OF CHANGES IN NET ASSETS
FIRST TRUST VALUE LINE(R) 100 FUND
FOR THE PERIOD ENDED DECEMBER 31, 2003*

                                                                        PERIOD
                                                                         ENDED
                                                                       12/31/03*
                                                                     -------------
Net investment loss ...............................................  $ (1,085,058)
Net realized gain from investments sold during the period .........     5,809,249
Change in unrealized appreciation of investments during the period     35,714,713
                                                                     -------------
Net increase in net assets resulting from operations ..............    40,438,904
Net proceeds from sale of 17,490,000 shares of Common Shares ......   250,024,791
                                                                     -------------
Net increase in net assets for the period .........................   290,463,695

NET ASSETS:
Beginning of period ...............................................            --
                                                                     -------------
End of period .....................................................  $290,463,695
                                                                     =============
Undistributed net investment loss at end of period ................  $          0
                                                                     =============

------------------------------
* The Fund commenced operations on June 12, 2003.

Page 10                 See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

FIRST TRUST VALUE LINE(R) 100 FUND
FOR A COMMON SHARE OUTSTANDING THROUGHOUT THE PERIOD.

                                                             PERIOD
                                                              ENDED
                                                            12/31/03*
                                                           -----------
 Net asset value, beginning of period ...................  $    14.33
                                                           -----------
INCOME FROM INVESTMENT OPERATIONS:
 Net investment loss ....................................       (0.06)
 Net realized and unrealized gain on investments ........        2.34
                                                           -----------
 Total from investment operations .......................        2.28
                                                           -----------
 Net asset value, end of period .........................  $    16.61
                                                           ===========
 Market value, end of period ............................  $    16.49
                                                           ===========
 TOTAL RETURN BASED ON NET ASSET VALUE (A)+ .............       15.91%
                                                           ===========
 TOTAL RETURN BASED ON MARKET VALUE (B)+ ................        9.93%
                                                           ===========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
 Net assets, end of period (in 000's) ...................  $  290,464
 Ratio of operating expenses to average net assets ......        1.02%**
 Ratio of net investment loss to average net assets .....       (0.75)%**
 Portfolio turnover rate ................................      143.53%

--------------------------------------------------
*    The Fund commenced operations on June 12, 2003.
**   Annualized.
(a) Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common Share net asset value per share.
(b) Total Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share, all based on market price per share.
 +   Total return is not annualized for periods less than one year.

                      See Notes to Financial Statements.                 Page 11

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
                      FIRST TRUST VALUE LINE(R) 100 FUND
                              DECEMBER 31, 2003

                      1. SIGNIFICANT ACCOUNTING POLICIES

First Trust Value Line(R) 100 Fund (the "Fund") is a diversified closed-end management investment company organized as a Massachusetts business trust on April 18, 2003 and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"). The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The Fund's investment objective is to provide capital appreciation. The Fund seeks to outperform the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500 Index") by adhering to a disciplined strategy of investing in a diversified portfolio of the 100 common stocks ranked #1 in Value Line's(R) TimelinessTM Ranking System.

The Value Line(R) TimelinessTM Ranking System was introduced in its present form in 1965. Each week, Value Line(R) screens a wide array of data, using a series of proprietary calculations to rank each of the approximately 1,700 stocks in the Value Line(R) universe from #1 (highest) to #5 (lowest) based on their expected price performance relative to the other stocks in the universe over the following 6 to 12 months. At any one time, only 100 stocks are ranked #1 in the Value Line(R) TimelinessTM Ranking System.

The Fund will invest substantially all, but in no event less than 80%, of its net assets in the stocks that are ranked #1 in the Value Line(R) TimelinessTM Ranking System. Upon commencement of the Fund's investment operations, the Fund invested equal amounts in each of the 100 stocks ranked #1 by Value Line(R) in the previous week. The Fund also rebalances its holdings on a quarterly basis so that each stock is equally weighted on the rebalancing date.

PORTFOLIO VALUATION:

The Fund will determine the net asset value of its shares daily, as of the close of regular session trading on the New York Stock Exchange (normally 4:00 p.m. eastern time). Net asset value is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

For the purposes of determining the net asset value of the Fund, readily marketable portfolio securities listed on any exchange other than NASDAQ National Market ("NASDAQ") are valued, except as indicated below, at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the most recent bid and ask prices on such day. Securities admitted to trade on the NASDAQ are valued at the NASDAQ Official Closing Price ("NOCP") as determined by NASDAQ. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities.

Equity securities traded in the over-the-counter market, but excluding securities admitted to trading on the NASDAQ, are valued at the closing bid prices. Fixed income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Fixed income securities maturing within 60 days are valued by the Fund on an amortized cost basis. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by a pricing service. The value of any portfolio security held by the Fund for which reliable market quotations are not readily available, including illiquid securities, or if a valuation is deemed inappropriate, will be determined by First Trust Advisors L.P. ("First Trust") pursuant to the procedures approved by the Board of Trustees in a manner that most fairly reflects fair market value of the security on the valuation date.

Any derivative transaction that the Fund enters into may, depending on the applicable environment, have a positive or negative value for purposes of calculating net asset value. Forward foreign currency exchange contracts which are traded in the United States on regulated exchanges are valued by calculating the mean between the last bid and ask quotation supplied to a pricing service by certain independent dealers in such contracts.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses which result from changes

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VALUE LINE(R) 100 FUND
                              DECEMBER 31, 2003

in foreign currency exchange rates have been included in the unrealized appreciation/(depreciation) of investments and net other assets. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income and net realized long-term and short-term capital gains of the Fund will be paid at least annually or as the Board of Trustees may determine from time to time. Distributions will automatically be reinvested into additional Common Shares pursuant to the Fund's Dividend Reinvestment Plan unless cash distributions are elected by the shareholder.

Income dividends and capital gain distributions are determined in accordance with the income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund. The net investment loss of $1,085,058 reported in the Statement of Operations represents a permanent book to tax difference and was reclassified from undistributed net investment income to accumulated net realized loss on investments in the components of net assets reported in the Statement of Assets and Liabilities.

As of December 31, 2003, the components of net assets on a tax basis were as follows:

Paid in Capital...............................$250,024,791
Accumulated Gains.............................   4,724,191
Unrealized Appreciation.......................  35,714,713

FEDERAL INCOME TAXES:

The Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

Income and capital gain distributions are determined and characterized in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

The Internal Revenue Code of 1986, as amended, imposes a 4% non-deductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least 98% of the sum of its net investment income and its capital gains (both long and short) for its fiscal year and certain undistributed amounts from previous years.

EXPENSES:

The Fund will pay all expenses directly related to its operations. First Trust has entered into a non-exclusive license agreement with Value Line(R) Publishing, Inc. which allows for the use by First Trust of the Value Line(R) TimelinessTM Ranking System and certain trademarks and trade names of Value Line(R) Publishing, Inc. The Fund is a sub-licensee to this license agreement. In exchange, Value Line(R) Publishing, Inc. will receive an annual fee, payable on a quarterly basis, equal to 10 basis points of the Fund's average gross daily assets during such calendar quarter. This license fee will be paid by the Fund to First Trust who will in turn pay Value Line(R) Publishing, Inc. The terms of the license agreement provide that it shall continue in effect for a term of one year and will be automatically renewed for successive one year terms unless either party elects not to renew the agreement.

ORGANIZATIONAL AND OFFERING COSTS:

Organization costs consist of costs incurred to establish the company and enable it legally to do business. These costs include incorporation fees, legal services pertaining to the organization of the business and audit fees relating to the initial registration and auditing the initial seed capital statement, among other fees. Offering costs consist of legal fees pertaining to the Fund's shares offered for sale, registration fees, underwriting fees, and printing of initial prospectus, among other fees. First Trust has contractually agreed to pay all organizational expenses and all offering costs of the Fund (other than sales load) that exceed $0.03 per Common Share. The Fund's share of Common Share offering costs, $519,469, were recorded as a reduction of the proceeds from the sale of Common Shares.

          2. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

First Trust Advisors L.P. is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. First Trust serves as investment advisor to the Fund pursuant to an Investment Management Agreement. First Trust is responsible for implementing the Fund's overall investment strategy, including the allocation and periodic reallocation of the portion of the Fund's assets to be invested in common stocks, and certain administrative services necessary for the management of the Fund. For its investment management services, First Trust is entitled to a monthly fee calculated at an annual rate of 0.65% of the Fund's average daily net assets.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VALUE LINE(R) 100 FUND
                              DECEMBER 31, 2003

PFPC, Inc. ("PFPC"), an indirect, majority-owned subsidiary of the PNC Financial Services Group, Inc., serves as the Fund's Administrator and Transfer Agent in accordance with certain fee arrangements. PFPC Trust Company, an indirect, majority-owned subsidiary of the PNC Financial Services Group, Inc., serves as the Fund's Custodian in accordance with certain fee arrangements.

No officer or employee of First Trust received any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each Trustee who is not an officer or employee of First Trust or any of their affiliates $10,000 per annum plus $1,000 per regularly scheduled meeting attended, $500 per committee meeting attended and reimbursement for travel and out-of-pocket expenses.

                     3. PURCHASES AND SALES OF SECURITIES

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the period ended December 31, 2003, aggregated $585,061,210 and $336,830,703, respectively.

                               4. COMMON STOCK

At December 31, 2003, 17,490,000 of $0.01 par value Common Stock were authorized. An unlimited number of shares has been authorized under the Fund's Dividend Reinvestment Plan.

                           5. CONCENTRATION OF RISK

The Fund will invest substantially all, but in no event less than 80%, of its net assets in the stocks that are ranked #1 in the Value Line(R) TimelinessTM Ranking System. This investment strategy may be unsuccessful and may underperform the stock market as a whole. The types of stocks that are ranked #1 in the Value Line(R) TimelinessTM Ranking System can be expected to change over time. Particular risks may be elevated during periods in which the Fund's investment strategy dictates higher levels of investment in particular types of stocks. Accordingly, in pursuing its investment strategy, the Fund will be subject to the risks set forth below:

   o An investment in the Fund's Common Shares is subject to investment risk, including the possible loss of the entire principal invested. An investment in Common Shares represents an indirect investment in the securities owned by the Fund, substantially all of which are traded on a national securities exchange or in the over-the-counter markets. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably. Common Shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of Fund dividends and distributions. The Fund will have exposure to common stocks. Although common stocks have historically generated higher average returns than fixed-income securities over the long term, common stocks also have experienced significantly more volatility in those returns and in recent years have significantly underperformed relative to fixed income securities. An adverse event, such as an unfavorable earnings report, may depress the value of a particular common stock held by the Fund. Also, the price of common stocks are sensitive to general movements in the stock market and a drop in the stock market may depress the price of common stocks to which the Fund has exposure. Common stock prices fluctuate for several reasons including changes in investors' perceptions of the financial condition of an issuer or the general condition of the relevant stock market, or when political or economic events affecting the issuers occur. In addition, common stocks prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase.

   o The Fund may invest a substantial portion of its assets in the securities of issuers in any single industry or sector of the economy if the companies which comprise the Value Line(R) #1 TimelinessTM Ranked stocks result in such a focus. If the Fund is focused in an industry or sector, it may present more risks than if it were broadly diversified over numerous industries and sectors of the economy.

   o The Fund will have exposure to stocks of companies with market capitalization of less than $1 billion. Smaller companies present some unique investment risks. These companies may have limited product lines, as well as shorter operating histories, less experienced management and more limited financial resources than larger companies. Stocks of smaller companies may be less liquid than those of larger companies and may experience greater price fluctuations than larger companies. In addition, small-cap stocks may not be widely followed by the investment community, which may result in reduced demand.

   o The Fund will engage in portfolio trading as dictated by its investment strategy, regardless of any income tax consequences to shareholders. Although the Fund cannot accurately predict its annual portfolio turnover rate, it is expected to be significantly higher than most funds. A higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional expenses that are borne by the Fund. High portfolio turnover may result in the realization of net short-term capital gains by the Fund which, when distributed to shareholders, will be taxable as ordinary income.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VALUE LINE(R) 100 FUND
                              DECEMBER 31, 2003

   o The Fund may invest a portion of its assets in the securities of issuers domiciled in jurisdictions other than the United States and such stocks may be denominated in currencies other than the U.S. dollar. Investments in securities of non-U.S. issuers involve special risks not presented by investments in securities of U.S. issuers, including: (i) there may be less publicly available information about non-U.S. issuers or markets due to less rigorous disclosure or accounting standards or regulatory practices; (ii) many non-U.S. markets are smaller, less liquid and more volatile than the U.S. market; (iii) potential adverse effects of fluctuations in currency exchange rates or controls on the value of the Fund's investments; (iv) the economies of non-U.S. countries may grow at slower rates than expected or may experience a downturn or recession; (v) the impact of economic, political, social or diplomatic events; (vi) certain non-U.S. countries may impose restrictions on the ability of non-U.S. issuers to make payments of principal and interest to investors located in the U.S., due to blockage of foreign currency exchanges or otherwise; and (vii) withholding and other non-U.S. taxes may decrease the Fund's return.

--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF FIRST TRUST VALUE LINE(R)100 FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the First Trust Value Line(R) 100 Fund (the "Fund") as of December 31, 2003 and the related statement of operations, statement of changes in net assets, and financial highlights for the period from June 12, 2003 (commencement of operations) through December 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the Fund's custodian and brokers. Where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of its operations, changes in net assets, and financial highlights for the period from June 12, 2003 (commencement of operations) through December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

[GRAPHIC OMITTED]
DELOITTE + TOUCHE LLP

Chicago, Illinois
February 20, 2004

--------------------------------------------------------------------------------
DIVIDEND REINVESTMENT PLAN - (UNAUDITED)
--------------------------------------------------------------------------------

If your Common Shares are registered directly with the Fund or if you hold your Common Shares with a brokerage firm that participates in the Fund's Dividend Reinvestment Plan, unless you elect to receive cash distributions, all dividends, including any capital gain distributions, on your Common Shares will be automatically reinvested by the Plan Agent, PFPC Inc., in additional Common Shares under the Dividend Reinvestment Plan (the "Plan"). If you elect to receive cash distributions, you will receive all distributions in cash paid by check mailed directly to you by PFPC Inc., as dividend paying agent.

If you decide to participate in the Plan, the number of Common Shares you will receive will be determined as follows:

   (1) If the Common Shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at a price equal to the greater of
(i) net asset value per Common Share on that date or (ii) 95% of the market price on that date.

   (2) If Common Shares are trading below net asset value at the time of valuation, the Plan Agent will receive the dividend or distribution in cash and will purchase Common Shares in the open market, on the American Stock Exchange or elsewhere, for the participants' accounts. It is possible that the market price for the Common Shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share paid by the Plan Agent may exceed the market price at the time of valuation, resulting in the purchase of fewer shares than if the dividend or distribution had been paid in Common Shares issued by the Fund. The Plan Agent will use all dividends and distributions received in cash to purchase Common Shares in the open market within 30 days of the valuation date except where temporary curtailment or suspension of purchases is necessary to comply with federal securities laws. Interest will not be paid on any uninvested cash payments.

You may withdraw from the Plan at any time by giving written notice to the Plan Agent, or by telephone in accordance with such reasonable requirements as the Plan Agent and Fund may agree upon. If you withdraw or the Plan is terminated, you will receive a certificate for each whole share in your account under the Plan and you will receive a cash payment for any fraction of a share in your account. If you wish, the Plan Agent will sell your shares and send you the proceeds, minus brokerage commissions.

The Plan Agent maintains all shareholders' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. The Plan Agent will forward to each participant any proxy solicitation material and will vote any shares so held only in accordance with proxies returned to the Fund. Any proxy you receive will include all Common Shares you have received under the Plan.

There is no brokerage charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions. If you hold your Common Shares with a brokerage firm that does not participate in the Plan, you will not be able to participate in the Plan and any dividend reinvestment may be effected on different terms than those described above. Consult your financial advisor for more information.

The Fund reserves the right to amend or terminate the Plan if in the judgment of the Board of Trustees the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan may be obtained by writing PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809.

--------------------------------------------------------------------------------
                     PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800)-988-5891 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov, when required to be filed pursuant to applicable regulations.

--------------------------------------------------------------------------------
MANAGEMENT
--------------------------------------------------------------------------------

                      FIRST TRUST VALUE LINE(R) 100 FUND
                              DECEMBER 31, 2003

                        BOARD OF TRUSTEES AND OFFICERS
                                 (UNAUDITED)

Information pertaining to the Trustees and officers* of the Fund is set forth below. The Fund's Statement of Additional Information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 621-1675.

                                                                                       NUMBER OF                OTHER
                                                                                       PORTFOLIOS           TRUSTEESHIPS/
      NAME, DOB, ADDRESS AND      TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX        DIRECTORSHIPS
     POSITION(S) WITH THE FUND   LENGTH OF TIME SERVED     DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE     HELD BY TRUSTEE

------------------------------------------------------------------------------------------------------------------------------------
                                                        DISINTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Richard Erickson, Trustee           o Indefinite term    Physician, Sportsmed /     14 portfolios      Trustee, First Trust Value
D.O.B. 04/51 327                    o 6 months served    Wheaton Orthopedics                           Line(R)Dividend Fund, First
Gundersen Drive                                                                                        Trust/Four Corners Senior
Carol Stream, IL 60188                                                                                 Floating Rate Income Fund and
                                                                                                       First Defined Portfolio Fund
                                                                                                       LLC


Niel Nielson, Trustee               o Indefinite term    President, Covenant        14 portfolios      Director of Good News
D.O.B. 03/54                        o 6 months served    College (June 2002 to                         Publishers; Trustee,
14049 Scenic Highway                                     Present) Pastor (1997 to                      First Trust Value
Lookout Mt, GA 30750                                     June 2002), College                           Line(R)Dividend Fund,
                                                         Church in Wheaton                             First Trust/Four Corners
                                                                                                       Senior Floating Rate
                                                                                                       Income Fund, and First
                                                                                                       Defined Portfolio Fund,
                                                                                                       LLC





Thomas R. Kadlec                    o Indefinite term    Vice President and Chief   3 portfolios       Trustee, First Trust
D.O.B. 11/57                        o 6 months served    Financial Officer; ADM                        Value Line(R)Dividend
141 W. Jackson, Suite 1600A                              Investor Services, Inc.                       Fund, First Trust/Four
Chicago, IL 60604                                        (1990 to present)                             Corners Senior Floating
                                                                                                       Rate Income Fund





David M. Oster                      o Indefinite term    Trader and Market Maker,   3 portfolios       Trustee, First Trust
D.O.B. 03/64                        o 6 months served    Chicago Options Exchange                      Value Line(R)Dividend
3550N Wildflower Lane                                                                                  Fund, First Trust/Four
West Chicago, IL 60185                                                                                 Corners Senior Floating
                                                                                                       Rate Income Fund



------------------------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------

James A. Bowen, Trustee             o Indefinite term    President, First Trust     14 portfolios       Chairman of the Board of
President, Chairman of the          o 6 months served    Advisors and First Trust                       Directors, BondWave LLC
Board and CEO                                            Portfolios; Chairman of
D.O.B. 09/55                                             the Board, BondWave LLC
1001 Warrenville Road
Suite 300
Lisle, IL 60532

--------------------------------------------------------------------------------
 MANAGEMENT - (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST VALUE LINE(R) 100 FUND
                              DECEMBER 31, 2003

                  BOARD OF TRUSTEES AND OFFICERS (CONTINUED)
                                 (UNAUDITED)

                                                                                       NUMBER OF                OTHER
                                                                                       PORTFOLIOS           TRUSTEESHIPS/
      NAME, DOB, ADDRESS AND      TERM OF OFFICE AND    PRINCIPAL OCCUPATION(S)      IN FUND COMPLEX        DIRECTORSHIPS
     POSITION(S) WITH THE FUND   LENGTH OF TIME SERVED     DURING PAST 5 YEARS     OVERSEEN BY TRUSTEE     HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
                                             OFFICER(S) WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
Robert F. Carey, Vice            o Indefinite term      Senior Vice President,            N/A                   N/A
President                        o 6 months served      First Trust Advisors and
D.O.B. 07/63                                            First Trust Portfolios
1001 Warrenville Road
Suite 300
Lisle, IL 60532





Mark R. Bradley,                 o Indefinite term      Chief Financial Officer,          N/A                   N/A
Treasurer, Controller,           o 6 months served      Managing Director, First
Chief Financial Officer,                                Trust Advisors and First
Chief Accounting Officer                                Trust Portfolios; Chief
D.O.B. 11/57                                            Financial Officer,
1001 Warrenville Road                                   BondWave LLC
Suite 300
Lisle, IL 60532



W. Scott Jardine, Secretary      o Indefinite term       General Counsel, First           N/A                   N/A
D.O.B. 05/60                     o 6 months served       Trust Advisors and First
1001 Warrenville Road                                    Trust Portfolios
Suite 300                                                Secretary, BondWave LLC
Lisle, IL 60532




Roger Testin                     o Indefinite term       Senior Vice President,           N/A                   N/A
Vice President                   o 6 months served       First Trust Advisors;
D.O.B. 06/66                                             Analyst, Dolan Capital
1001 Warrenville Road                                    Management; Investment
Suite 300                                                Supervisor, Zurich Kemper
Lisle, IL 60532                                          Investments




Susan M. Brix                    o Indefinite term       Representative, First            N/A                   N/A
Assistant Vice President         o 6 months served       Trust Portfolios;
D.O.B. 01/60                                             Assistant Portfolio
1001 Warrenville Road                                    Manager, First Trust
Suite 300                                                Advisors
Lisle, IL 60532

----------
* The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                     This Page Left Blank Intentionally.



ITEM 2.              CODE OF ETHICS.

         (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

         (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

         (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3.              AUDIT COMMITTEE FINANCIAL EXPERT.

         As of the end of the period covered by the report, the registrant's board of Trustees has determined that Thomas Kadlec is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.

ITEM 4.              PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         (a) AUDIT FEES (REGISTRANT) -- The aggregate fees billed for the Fund's last fiscal year (from inception to December 31, 2003) for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for such fiscal year are $42,177.

         (b) AUDIT-RELATED FEES (REGISTRANT) -- The aggregate fees billed in the Fund's last fiscal year (from inception to December 31, 2003) for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0.

             AUDIT-RELATED FEES (INVESTMENT ADVISER) -- The aggregate fees billed in the last fiscal year for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the adviser's registration statements and are not reported under paragraph
(a) of this Item are $20,400. The fees were for AIMR-PPS Verification services.

         (c) TAX FEES (REGISTRANT) -- The aggregate fees billed in the last fiscal year (from inception to December 31, 2003) for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the registrant are $5,000. The fees were for preparation of tax returns and review of distribution requirements.

             TAX FEES (INVESTMENT ADVISER) -- The aggregate fees billed in the last fiscal year for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning to the Fund's adviser are $6,000. The fees are for tax return preparation.

         (d) ALL OTHER FEES (REGISTRANT) -- The aggregate fees billed in the last fiscal year (from inception to December 31, 2003) for products and services provided by the principal accountant to the registrant, other than the services reported in paragraphs (a) through (c) of this Item, are $0.

             ALL OTHER FEES (INVESTMENT ADVISER) -- The aggregate fees billed in the last fiscal year for products and services provided by the principal accountant to the registrant's investment adviser, other than services reported in paragraphs (a) through (c) of this Item, are $0.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

         Pursuant to its charter, the Audit Committee (the "COMMITTEE") is responsible for the pre-approval of all audit services and permitted non-audit services (including the fees and terms thereof) to be performed for the Fund by its independent auditors. The Chairman of the Committee is authorized to give such pre-approvals on behalf of the Committee and shall report any such pre-approval to the full Committee.

         The Committee is also responsible for the approval of the independent auditor's engagements for non-audit services with the Fund's management (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund, subject to the DE MINIMIS exceptions for non-audit services described in Rule 2-01 of Regulation S-X. If the independent auditor has provided non-audit services to the Fund's management (other than any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser) and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund that were not pre-approved pursuant to the DE MINIMIS exception, the Committee will consider whether the provision of such non-audit services is compatible with the auditor's independence.

      (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                (b) Not applicable.

                (c) 100%.

                (d) Not applicable.

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X are as follows:

                (b) 100%.

                (c) 100%.

                (d) Not applicable.

         (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

         (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the last fiscal year of the registrant was $31,400.

         (h) Not applicable. The audit committee pre-approved all non-audit services rendered to the Registrant's investment adviser and any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant.


ITEM 5.              AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.              [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


                           FIRST TRUST ADVISORS, L.P.


                                FIRST TRUST FUNDS


                             PROXY VOTING GUIDELINES

         First Trust Advisors, L.P. (the "ADVISER") serves as investment adviser providing discretionary investment advisory services for several open or closed-end investment companies (the "FUNDS"). As part of these services, the Adviser has full responsibility for proxy voting and related duties. In fulfilling these duties, the Adviser and Funds have adopted the following policies and procedures:

          1. It is the Adviser's policy to seek to ensure that proxies for securities held by a Fund are voted consistently and solely in the best economic interests of the respective Fund.

          2. The Adviser shall be responsible for the oversight of a Fund's proxy voting process and shall assign a senior member of its staff to be responsible for this oversight.

          3. The Adviser has engaged the services of Institutional Shareholder Services, Inc. ("ISS") to make recommendations to the Adviser on the voting of proxies related to securities held by a Fund. ISS provides voting recommendations based on established guidelines and practices. The Adviser has adopted these ISS Proxy Voting Guidelines.

          4. The Adviser shall review the ISS recommendations and generally will vote the proxies in accordance with such recommendations. Notwithstanding the foregoing, the Adviser may not vote in accordance with the ISS recommendations if the Adviser believes that the specific ISS recommendation is not in the best interests of the respective Fund.

          5. If the Adviser manages the assets or pension fund of a company and any of the Adviser's clients hold any securities in that company, the Adviser will vote proxies relating to such company's securities in accordance with the ISS recommendations to avoid any conflict of interest. In addition, if the Adviser has actual knowledge of any other type of material conflict of interest between itself and the respective Fund with respect to the voting of a proxy, the Adviser shall vote the applicable proxy in accordance with the ISS recommendations to avoid such conflict of interest.

          6. If a Fund requests the Adviser to follow specific voting guidelines or additional guidelines, the Adviser shall review the request and follow such guidelines, unless the Adviser determines that it is unable to follow such guidelines. In such case, the Adviser shall inform the Fund that it is not able to follow the Fund's request.

          7. The Adviser may have clients in addition to the Funds which have provided the Adviser with discretionary authority to vote proxies on their behalf. In such cases, the Adviser shall follow the same policies and procedures.

Dated:  September 15, 2003


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9.              SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 10.             CONTROLS AND PROCEDURES.

                   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 ACT") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

                   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.             EXHIBITS.

                (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

                (a)(2)   Certifications   pursuant   to   Section   302  of  the
         Sarbanes-Oxley Act of 2002 are attached hereto.

                (a)(3) Not applicable.

                (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               FIRST TRUST VALUE LINE(R)100 FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date              MARCH 5, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chief Executive Officer
                           (principal executive officer)

Date              MARCH 5, 2004
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Chief Financial Officer
                           (principal financial officer)

Date              MARCH 5, 2004
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.